401(k) and Employee Stock Ownership Plan (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Annual Employee Additional Contribution Threshold, Percentage of Base Salary	100.00%
Annual Employee Additional Contribution, Maximum Allowable Contribution	$ 49,000
Term for Employees to Become Fully Vested	6 years
Company contributions to plan	$ 5,400,000	$ 5,400,000	$ 4,800,000